RISKS AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 5 – RISKS AND UNCERTAINTIES

Currency Risk

We operate primarily in Brazil which exposes us to foreign currency risks. Our business activities may generate intercompany receivables or payables that are in a currency other than our functional currency. Changes in exchange rates from the time the activity occurs to the time payments are made may result in us receiving either more or less in local currency than the local currency equivalent at the time of the original activity.